Investments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments

	December 31,
	2016	2017
	RMB	RMB
Available-for-sale listed equity securities	1,369	969
Other unlisted equity investments	166	185

	1,535	1,154